Derivative Instruments and Hedging Activities (Classification within the Condensed Consolidated Statements of Results of Operations or Balance Sheets of the Gains and Losses) (Details) - Not Designated as Hedging Instrument [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in unrealized gain / (loss)	$ 0.2	$ 1.6	$ 4.3
Realized gain / (loss)	0.7	1.6	(5.2)
Derivative, Gain (Loss) on Derivative, Net	0.9	3.2	(0.9)
Commodity Contract - FTR [Member]
Change in unrealized gain / (loss)	0.3	(0.4)	0.3
Realized gain / (loss)	0.4	0.8	(0.6)
Derivative, Gain (Loss) on Derivative, Net	0.7	0.4	(0.3)
Forward Contract Power [Member]
Change in unrealized gain / (loss)	0.0	1.9	4.0
Realized gain / (loss)	0.0	(0.7)	(7.2)
Derivative, Gain (Loss) on Derivative, Net	0.0	1.2	(3.2)
Natural Gas [Member]
Change in unrealized gain / (loss)	(0.1)	0.1	0.0
Realized gain / (loss)	0.3	1.5	2.6
Derivative, Gain (Loss) on Derivative, Net	0.2	1.6	2.6
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Derivative, Gain (Loss) on Derivative, Net	0.9	3.2	(0.9)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Commodity Contract - FTR [Member]
Derivative, Gain (Loss) on Derivative, Net	0.7	0.4	(0.3)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Forward Contract Power [Member]
Derivative, Gain (Loss) on Derivative, Net	0.0	1.2	(3.2)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Natural Gas [Member]
Derivative, Gain (Loss) on Derivative, Net	$ 0.2	$ 1.6	$ 2.6